As filed with the Securities and Exchange Commission on May 31, 2002

                                                              File Nos.33-31326
                                                                       811-5878

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre- Effective Amendment No. _____

   Post-Effective Amendment No.  24                   (X)
                                -----

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.    25                                (X)
                   -----

                        FRANKLIN VALUE INVESTORS TRUST
                        ------------------------------
               (Formerly Franklin Balance Sheet Investment Fund)
              (Exact Name of Registrant as Specified in Charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b)
  [ ] on [date] pursuant to paragraph (b)
  [ ] 60 days after filing pursuant to paragraph (a)(i)
  [x] on August 1, 2002 pursuant to paragraph (a)(i)
  [ ] 75 days after filing pursuant to paragraph (a)(ii)
  [ ] on [date] pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.




o FVIT P-2

                         SUPPLEMENT DATED AUGUST 1, 2002
                              TO THE PROSPECTUS OF
                         FRANKLIN VALUE INVESTORS TRUST
    (FRANKLIN BALANCE SHEET INVESTMENT FUND, FRANKLIN LARGE CAP VALUE FUND,
        FRANKLIN MICROCAP VALUE FUND AND FRANKLIN SMALL CAP VALUE FUND)
                               DATED MARCH 1, 2002

The prospectus is amended as follows:

I. As of August 1, 2002, Franklin Large Cap Value Fund offers four classes of shares: Class A, Class B, Class C, and Class R.

II. As of August 1, 2002, Franklin Small Cap Value Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class.

III. For the Franklin Balance Sheet Investment Fund under the "Goal and Strategies" section on page 2, the following paragraph is added:

  Effective May 1, 2002, the Fund closed to all new investors, except for 529 Gift Product Investors. Additionally, existing retirement plans may add new participants. If you were a shareholder of record as of May 1, 2002, you will be able to continue to add to your existing account through new purchases, including purchases through reinvestment of dividends or capital gains distributions, and exchanges. Please also keep in mind that if you sell all the shares in your account, your account will be closed and you will not be able to buy additional Fund shares or to reopen your account. The Fund reserves the right to modify this policy at any time.

IV. For the Franklin Large Cap Value Fund the "Fees and Expenses" section beginning on page 14 is replaced with the following:

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                               CLASS A  CLASS B  CLASS C  CLASS R/1
-------------------------------------------------------------------
Maximum sales charge (load) as
a percentage of offering price  5.75%    4.00%   1.99%   1.00%

  Load imposed on purchases     5.75%    None    1.00%   None

  Maximum deferred sales       None/2   4.00%/3  0.99%/4 1.00%
charge (load)
  Redemption Fee/5              2.00%    2.00%   2.00%   2.00%

Please see "Choosing a Share Class" on page 44 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                     CLASS A CLASS B CLASS C  CLASS R/1
----------------------------------------------------------------------
Management fees/6                     0.55%   0.55%   0.55%   0.55%
Distribution and service
(12b-1) fees                          0.35%   0.96%   0.99%   0.50%
Other expenses                        0.63%   0.63%   0.63%   0.63%
                                     ---------------------------------
Total annual Fund operating           1.53%   2.14%   2.17%   1.68%
expenses/6
                                     ---------------------------------
Management fee reduction/6           (0.04)% (0.04)% (0.04)%  (0.04)%
                                     ---------------------------------
Net annual Fund operating expenses/6  1.49%   2.10%   2.13%   1.64%
                                     =================================

1. The Fund began offering Class R shares on August 1, 2002. Annual Fund operation expenses are based on the expenses for Class A, B and C for the fiscal year ended October 31, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.
2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 45) and purchases by certain retirement plans without an initial sales charge.
3. Declines to zero after six years.
4. This is equivalent to a charge of 1% based on net asset value.
5. This fee is only for Market Timers (see page 61).
6. For the fiscal year ended October 31, 2001, the manager and administrator had agreed in advance to limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund. The manager also had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. With these reductions, management fees were 0.47%, administration fees were 0%, and net annual Fund operating expenses were 1.25% for Class A, 1.86% for Class B, 1.89% for Class C and 1.40 for Class R. The manager and administrator may end this arrangement at any time upon notice to the Fund's Board of Trustees. The manager, however, is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o  You invest $10,000 for the periods shown;
o  Your investment has a 5% return each year; and
o  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR    3 YEARS  5 YEARS   10 YEARS
----------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                        $718/1    $1,019   $1,341    $2,252
CLASS B                        $613      $958     $1,329    $2,276/2
CLASS C                        $413      $760     $1,233    $2,537
CLASS R                        $267      $517     $892      $1,944
If you do not sell your
shares:
CLASS B                        $213      $658     $1,129    $2,276/2
CLASS C                        $314      $760     $1,233    $2,537
CLASS R                        $167      $517     $892      $1,944

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

V. For the Franklin Small Cap Value Fund the "Fees and Expenses" section beginning on page 30 is replaced with the following:

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                   CLASS A  CLASS B  CLASS C  CLASS R/1
-----------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price        5.75%    4.00%   1.99%   1.00%

  Load imposed on purchases         5.75%    None    1.00%   None

  Maximum deferred sales charge     None/2   4.00%/3 0.99%/4 1.00%
(load)
  Redemption Fee/5                  2.00%    2.00%   2.00%   2.00%

Please see "Choosing a Share Class" on page 44 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                     CLASS A CLASS B CLASS C  CLASS R/1
----------------------------------------------------------------------
Management fees/6                     0.75%   0.75%   0.75%    0.75%
Distribution and service (12b-1)      0.34%   1.00%   0.99%    0.50%
fees
Other expenses                        0.29%   0.29%   0.29%    0.29%
                                     ---------------------------------
Total annual Fund operating           1.38%   2.04%   2.03%    1.54%
expenses/6
                                     ---------------------------------
Management fee reduction/6           (0.02)% (0.02)% (0.02)%  (0.02)%
                                     ---------------------------------
Net annual Fund operating expenses/6  1.36%   2.02%   2.01%    1.52%
                                     =================================

1. The Fund began offering Class R shares on August 1, 2002. Annual Fund operation expenses are based on the expenses for Class A, B and C for the fiscal year ended October 31, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.
2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 45) and purchases by certain retirement plans without an initial sales charge.
3.  Declines to zero after six years.
4. This is equivalent to a charge of 1% based on net asset value.
5. This fee is only for Market Timers (see page 61).
6. For the fiscal year ended October 31, 2001, the manager had agreed in advance to limit its management fees. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o  You invest $10,000 for the periods shown;
o  Your investment has a 5% return each year; and
o  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR    3 YEARS  5 YEARS   10 YEARS
----------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                        $706/1    $981     $1,277    $2,116
CLASS B                        $605      $934     $1,288    $2,178/2
CLASS C                        $401      $724     $1,172    $2,414
CLASS R                        $255      $480     $829      $1,813
If you do not sell your
shares:
CLASS B                        $205      $634     $1,088    $2,178/2
CLASS C                        $302      $724     $1,172    $2,414
CLASS R                        $155      $480     $829      $1,813

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

VI. The following is added to the footer to the table under the section "Choosing a Share Class" on page 44:

THE LARGE CAP VALUE FUND AND THE SMALL CAP VALUE FUND BEGAN OFFERING CLASS R SHARES ON AUGUST 1, 2002.

VII. The paragraph heading "Sales Charges - Class R - Balance Sheet Fund" on page 46 is replaced with the following:

SALES CHARGES - CLASS R - BALANCE SHEET FUND, LARGE CAP VALUE FUND AND SMALL CAP VALUE FUND

VIII. The section "Retirement Plans" on page 47 is replaced with the following:

RETIREMENT PLANS Class R shares are available to the following investors:

o Qualified Retirement Plans, including 401(k), profit sharing, money purchase pension and defined benefit plans; ERISA covered 403(b)s, and; certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $10 million;

o ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million; and

o Investors who open a Franklin Templeton IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO, or a rollover of assets from a same employer sponsored Franklin Templeton money purchase plan in existence prior to August 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

IX. The Large Cap Value Fund and Small Cap Value Fund tables under the section "Dealer Compensation" beginning on page 62, are replaced with the following:

LARGE CAP VALUE FUND        CLASS A    CLASS B  CLASS C   CLASS R
-------------------------------------------------------------------
COMMISSION (%)              ---        4.00     2.00/4    1.00/6
Investment under $50,000    5.00       ---      ---       ---
$50,000 but under $100,000  3.75       ---      ---       ---
$100,000 but under $250,000 2.80       ---      ---       ---
$250,000 but under $500,000 2.00       ---      ---       ---
$500,000 but under $1       1.60       ---      ---       ---
million
$1 million or more     up to 1.00/1    ---      ---       ---
12B-1 FEE TO DEALER         0.25/1,2   0.25/3   1.00/5    0.35/6

SMALL CAP VALUE FUND        CLASS A    CLASS B  CLASS C   CLASS R
-------------------------------------------------------------------
COMMISSION (%)              ---        4.00     2.00/4    1.00/6
Investment under $50,000    5.00       ---      ---       ---
$50,000 but under $100,000  3.75       ---      ---       ---
$100,000 but under $250,000 2.80       ---      ---       ---
$250,000 but under $500,000 2.00       ---      ---       ---
$500,000 but under $1       1.60       ---      ---       ---
million
$1 million or more      up to 1.00/1   ---      ---       ---

12B-1 FEE TO DEALER         0.35/1       0.25/3   1.00/5   0.35/6



               Please keep this supplement for future reference.





o FVIT SAI-1

                         SUPPLEMENT DATED AUGUST 1, 2002
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                         FRANKLIN VALUE INVESTORS TRUST
    (FRANKLIN BALANCE SHEET INVESTMENT FUND, FRANKLIN LARGE CAP VALUE FUND,
        FRANKLIN MICROCAP VALUE FUND AND FRANKLIN SMALL CAP VALUE FUND)
                               DATED MARCH 1, 2002

The Statement of Additional Information is amended as follows:

I. As of August 1, 2002, Franklin Large Cap Value Fund offers four classes of shares: Class A, Class B, Class C, and Class R.

II. As of August 1, 2002, Franklin Small Cap Value Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class.

III. The "Independent Board Members" table on page 23 of the "Officers and Trustees" section is replaced with the following:

INDEPENDENT BOARD MEMBERS
-----------------------------------------------------------------------
                                              AGGREGATE DOLLAR
                                              RANGE OF EQUITY
                                             SECURITIES IN ALL
                                             FUNDS OVERSEEN BY
  NAME OF BOARD    DOLLAR RANGE OF EQUITY   THE BOARD MEMBER IN
     MEMBER          SECURITIES IN EACH         THE FRANKLIN
                     SERIES OF THE TRUST       TEMPLETON FUND
                                                  COMPLEX
-----------------------------------------------------------------------
Frank T. Crohn       Balance Sheet Fund        Over $100,000
                        Over $100,000

                    Large Cap Value Fund
                     $50,001 - $100,000

                     MicroCap Value Fund
                        Over $100,000

                    Small Cap Value Fund
                        Over $100,000
-----------------------------------------------------------------
Burton J.            Balance Sheet Fund        Over $100,000
Greenwald             $10,001 - $50,000

                     MicroCap Value Fund
                      $10,001 - $50,000
-----------------------------------------------------------------
Charles Rubens,      Balance Sheet Fund        Over $100,000
II                      Over $100,000

                    Large Cap Value Fund
                        Over $100,000

                     MicroCap Value Fund
                        Over $100,000

                    Small Cap Value Fund
                        Over $100,000
-----------------------------------------------------------------
Leonard Rubin        Balance Sheet Fund        Over $100,000
                        Over $100,000

                    Large Cap Value Fund
                        Over $100,000

                     MicroCap Value Fund
                        Over $100,000

                    Small Cap Value Fund
                        Over $100,000
-----------------------------------------------------------------

IV. In the section "Organization, Voting Rights and Principal Holders" the following changes are made:

(a) The third paragraph is replaced with the following:

The Balance Sheet Fund currently offers five classes of shares, Class A, Class B, Class C, Class R and Advisor Class. The Balance Sheet Fund began offering Class R shares on January 1, 2002. The Large Cap Value Fund currently offers four classes of shares, Class A, Class B, Class C and Class R. The Large Cap Fund began offering Class R shares on August 1, 2002. The MicroCap Value Fund currently offers one class of shares, Class A. The Small Cap Value Fund currently offers five classes of shares, Class A, Class B, Class C, Class R and Advisor Class. The Small Cap Value Fund began offering Class R shares on August 1, 2002. Before November 1, 2001, the Small Cap Value Fund was named the Franklin Value Fund. On that date, various investment policies were changed. Consistent with these changes, the Fund's name was changed to the Franklin Small Cap Value Fund. The Funds may offer additional classes of shares in the future. The full title of each class is:

o   Franklin Balance Sheet Investment Fund - Class A
o   Franklin Balance Sheet Investment Fund - Class B
o   Franklin Balance Sheet Investment Fund - Class C
o   Franklin Balance Sheet Investment Fund - Class R
o   Franklin Balance Sheet Investment Fund - Advisor Class
o   Franklin Large Cap Value Fund - Class A
o   Franklin Large Cap Value Fund - Class B
o   Franklin Large Cap Value Fund - Class C
o   Franklin Large Cap Value Fund - Class R
o   Franklin MicroCap Value Fund - Class A
o   Franklin Small Cap Value Fund - Class A
o   Franklin Small Cap Value Fund - Class B
o   Franklin Small Cap Value Fund - Class C
o   Franklin Small Cap Value Fund - Class R
o   Franklin Small Cap Value Fund - Advisor Class

(b) The following is added to the section:

As of May 23, 2002, the principal shareholders of the Funds, beneficial or of record, were:

NAME AND ADDRESS           SHARE CLASS     PERCENTAGE
                                              (%)
-------------------------------------------------------
BALANCE SHEET FUND
The Manufacturers Life            A          14.49
Insurance Company
250 Bloor Street, E 7E FL
Toronto, Ontario M4W 1E5
Canada

FTB&T Trustee for Defined         C          20.72
Contribution Services
Telesensory 401k Retirement
Savings Plan
P.O. Box 2438
Rancho Cordova, CA
95741-2438

Reliance Trust Company            C           9.87
FBO Hussey Corporation
3300 Northeast Expy, Suite
200
Atlanta, GA 30341

Reliance Trust Company            C          14.07
FBO Time Med Labeling
System, Inc.
P.O. Box 48449
Atlanta, GA 30362

Trust Company of Illinois      Advisor        7.45
45 S Park Blvd., STE 315
Glen Ellyn, IL 60137-6280

LARGE CAP VALUE FUND
Franklin Advisers, Inc.           A           5.20
One Franklin Parkway
San Mateo, CA  94403-1906

SMALL CAP VALUE FUND
Dengel Company                 Advisor        6.29
C O Fiduciary Trust Company
International
P.O. Box 3199
Church Street Station
New York, NY 10008

FTB&T Trust Services FBO       Advisor       10.92
Louis E. Woodworth
P.O. Box 5086
San Mateo, CA  94402-0086

FTB&T Trust Services FBO       Advisor        6.54
Charles Rubens II
P.O. Box 5086
San Mateo, CA  94402-0086

FTB&T Trustee for Defined      Advisor       14.30
Contribution SVCS
Franklin Resources PSP
Profit Sharing 401(k) Plan
P.O. Box 2438
Rancho Cordova, CA
95741-2438

Note: Rupert H. Johnson, Jr., who is an officer of the Trust, may be considered a beneficial holder of the Large Cap Value Fund shares held by Franklin Advisers, Inc. (Advisers). As a principal shareholder of Franklin Resources, Inc., he may be able to control voting of Advisers' shares of the Large Cap Value Fund. Rupert H. Johnson, Jr. serves on the administrative committee of the Franklin Resources, Inc. Profit Sharing 401(k) Plan, which owns shares of the Small Cap Value Fund. In that capacity, he participates in the voting of such shares. Rupert H. Johnson, Jr. disclaims beneficial ownership of any shares of the Fund owned by the Franklin Templeton Profit Sharing 401(k) Plan.

As of May 23, 2002, the officers and board members, as a group, owned of record and beneficially 11.91% of Small Cap Value Fund - Advisor Class and less than 1% of the outstanding shares of the other Funds and classes. The board members may own shares in other funds in Franklin Templeton Investments.

V. The third paragraph under the section "Buying and Selling Shares - Retirement Plans" on page 34 is replaced with the following:

The following investors are eligible to buy Class R shares: (i) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $10 million, (ii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million, and (iii) investors who open an IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO or a rollover of assets from a same employer sponsored Franklin Templeton money purchase pension plan in existence prior to August 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

VI. The following is added to the section "Performance" on page 40.

Effective August 1, 2002, the Large Cap Value and Small Cap Value Funds began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to August 1, 2002, a restated figure is used based on the Funds' Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and
(b) for periods after August 1, 2002, Class R standardized performance quotations are calculated as described below.




               Please keep this supplement for future reference.




                        FRANKLIN VALUE INVESTORS TRUST
                              File Nos. 33-31326
                                   811-5878
                                   FORM N-1A
                                    PART C
                               OTHER INFORMATION

      ITEM 23.  EXHIBITS.

      The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

      (a)  Agreement and Declaration of Trust

           (i)  Agreement and Declaration of Trust dated September
                11, 1989
                Filing: Post-Effective Amendment No. 8 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: September 21, 1995

           (ii) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Balance Sheet Investment Fund dated September 21, 1995
                Filing: Post-Effective Amendment No. 9 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: December 26, 1995

      (b)  By-laws

           (i)  By-Laws
                Filing: Post-Effective Amendment No. 8 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: September 21, 1995

      (c)  Instruments Defining Rights of Security Holders

           Not Applicable

      (d)  Investment Advisory Contracts

           (i) Management Agreement between Registrant on behalf of Franklin Balance Sheet Investment Fund and
                Franklin Advisory Services, LLC, dated April 1, 1999
                Filing: Post-Effective Amendment No. 20 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 25, 2000

          (ii) Management Agreement between Registrant on behalf of Franklin MicroCap Value Fund and Franklin Advisory Services, LLC, dated April 1, 1999
                Filing: Post-Effective Amendment No. 20 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 25, 2000

          (iii) Management Agreement between Registrant on behalf of Franklin Small Cap Value Fund and Franklin Advisory Services, LLC, dated April 1, 1999
                Filing: Post-Effective Amendment No. 20 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 25, 2000

           (iv) Investment Advisory Agreement dated June 1, 2000 between Registrant on behalf of Franklin Large Cap Value Fund and Franklin Advisory Services, LLC
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

      (e)  Underwriting Contracts

           (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors,
                Inc., dated October 31, 2000
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

          (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers, dated
                March 1, 1998
                Filing: Post-Effective Amendment No. 18 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: December 29, 1998

      (f)  Bonus or Profit Sharing Contracts

           Not Applicable

      (g)  Custodian Agreements

           (i)  Master Custody Agreement between Registrant and
                Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 11 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: March 8, 1996

           (ii) Amendment dated May 7, 1997 to Master Custody
                Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 18 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: December 29, 1998

          (iii) Amendment dated February 27, 1998 to Master
                Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

           (iv) Amendment dated May 1, 2001, to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

            (v) Amendment dated May 16, 2001, to the Master
                Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: December 20, 2001

           (vi) Amended and Restated Foreign Custody Manager
                Agreement between Registrant and Bank of New York as of May 16, 2001
                Filing: Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: December 20, 2001

          (vii) Terminal Link Agreement between Registrant and
                Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 11 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: March 8, 1996

      (h)  Other Material Contracts

           (i) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisory Services, LLC and Franklin Templeton Services, LLC
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

           (ii) Administration Agreement dated January 1, 2001 between Registrant on behalf of Franklin Large Cap Value Fund and Franklin Templeton Services LLC
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

      (i)  Legal Opinion

           (i)  Opinion and Consent of counsel dated December 14,
                1998
                Filing: Post-Effective Amendment No. 19 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: December 29, 1998

      (j)  Other Opinions

           (i)  Consent of Independent Auditors

      (k)       Omitted Financial Statements

                Not Applicable

      (l)  Initial Capital Agreements

           (i)  Letter of Understanding relating to Initial
                Capital of Franklin Balance Sheet Investment
                Fund dated November 17, 1989
                Filing: Post-Effective Amendment No. 7 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: September 21, 1995

          (ii)  Letter of Understanding relating to Initial
                Capital of Franklin MicroCap Value Fund dated
                November 29, 1995
                Filing: Post-Effective Amendment No. 8 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing date: December 1, 1995

          (iii) Letter of Understanding relating to Initial
                Capital of Franklin Small Cap Value Fund dated
                December 4, 1995
                Filing: Post-Effective Amendement No. 11 to
                Registration Statement on Form N1-A
                File No. 33-312326
                Filing date: March 8, 1996

          (iv)  Letter of Understanding relating to Initial
                Capital of Franklin Small Cap Value Fund -
                Class C dated August 30, 1996
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

           (v)  Letter of Understanding relating to Initial
                Capital of Franklin Large Cap Value Fund dated May 30, 2000
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

      (m)  Rule 12b-l Plan

          (i) Amended and Restated Distribution Plan between Franklin Balance Sheet Investment Fund and Franklin/Templeton Distributors, Inc., pursuant to Rule 12b-1 dated July 1, 1993
                Filing: Post-Effective Amendment No. 8 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: September 21, 1995

          (ii)  Distribution Plan pursuant to Rule 12b-1 between
                Franklin Value Investors Trust on behalf of
                Franklin MicroCap Value Fund and Franklin/Templeton Distributors, Inc., dated December 12, 1995
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

          (iii) Class A Distribution Plan pursuant to Rule 12b-1 between Franklin Value Investors Trust on behalf of Franklin Small Cap Value Fund and Franklin/Templeton Distributors, Inc., dated March 11, 1996
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

           (iv) Class A Distribution Plan dated June 1, 2000 pursuant to Rule 12b-1 between Franklin Value Investors Trust on behalf of Franklin Large Cap Value Fund - and Franklin/Templeton Distributors, Inc. dated June 1, 2000
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

           (v) Class B Distribution Plan pursuant to Rule 12b-1 between Franklin Value Investors Trust on behalf of Franklin Small Cap Value Fund and Franklin/Templeton Distributors, Inc., dated October 16, 1998
                Filing: Post-Effective Amendment No. 20 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 25, 2000

           (vi) Class B Distribution Plan pursuant to Rule 12b-1 between Franklin Value Investors Trust on behalf of Franklin Large Cap Value Fund - Class B and Franklin/Templeton Distributors, Inc. dated
                June 1, 2000
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

          (vii) Class B Distribution Plan Pursuant to Rule 12b-1 between Franklin Value Investors Trust on behalf of Franklin Balance Sheet Investment Fund and Franklin/Templeton Distributors, Inc. dated March 1, 2001
                Filing: Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: December 20, 2001

         (viii) Class C Distribution Plan Pursuant to Rule 12b-1 between Franklin Value Investors Trust on behalf of Franklin Balance Sheet Investment Fund and Franklin/Templeton Distributors, Inc. dated March 1, 2001
                Filing: Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: December 20, 2001

          (ix) Class C Distribution Plan pursuant to Rule 12b-1 between Franklin Value Investors Trust on behalf of Franklin Large Cap Value and Franklin Small Cap Value Fund and Franklin Templeton Distributors, Inc. dated October 31, 2000
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

           (x) Class R Distribution Plan Pursuant to Rule 12b-1 between Franklin Value Investors Trust on behalf of Franklin Balance Sheet Investment Fund and Franklin/Templeton Distributors, Inc. dated January 1, 2002
                Filing: Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: December 20, 2001

           (xi) Form of Class R Distribution Plan Pursuant to Rule
                12b-1 between Franklin Value Investors Trust on behalf of Franklin Large Cap Value Fund and Franklin Small Cap Value Fund and Franklin/Templeton Distributors, Inc.

      (n)  Rule 18f-3 Plan

           (i)  Multiple Class Plan for Franklin MicroCap Value
                Fund June 12, 1996
                Filing: Post-Effective Amendment No. 18 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: December 29, 1998

          (ii)  Multiple Class Plan for Franklin Small Cap Value
                Fund dated May 10, 2002

          (iii) Multiple Class Plan for Franklin Large Cap Value
                Fund dated May 10, 2002

           (iv) Multiple Class Plan for Franklin Balance Sheet
                Investment Fund dated October 8, 2001
                Filing: Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: December 20, 2001

      (p)  Code of Ethics

          (i)   Code of Ethics dated December, 2001

(q)   Power of Attorney

           (i)  Power of Attorney dated February 24, 2000
                Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 25, 2000

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
           WITH REGISTRANT

           None

ITEM 25.   INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the Declaration of Trust, By-Laws, Management Agreement and Distribution Agreements previously filed as exhibits and incorporated herein by reference.


  ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Franklin Advisory Services, LLC (Advisory Services) is an indirect, wholly owned subsidiary of Franklin Resources, Inc. (Resources). The officers of Advisory Services also serve as officers for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisory Services (SEC File 801-51967), incorporated herein by reference, which sets forth the officers and directors of Advisory Services and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.   PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., (Distributors) also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Capital Growth Fund
Franklin Custodian Funds, Inc.
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Master Trust
Franklin Floating Rate Trust
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
FTI Funds
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin Templeton Investor Services LLC, both of whose address is One Franklin Parkway, San Mateo, CA 94403-1906.

ITEM 29.    MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.   UNDERTAKINGS

      Not Applicable

                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 30th day of May, 2002.


                               FRANKLIN VALUE INVESTORS TRUST
                               (Registrant)

                               By: /s/ DAVID P. GOSS
                                   David P. Goss
                                   Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

WILLIAM J. LIPPMAN*                Trustee and Principal
-------------------
William J. Lippman                 Executive Officer
                                   Dated: May 30, 2002

MARTIN L. FLANAGAN*                Principal Financial Officer
-------------------
Martin L. Flanagan                 Dated: May 30, 2002

KIMBERLEY H. MONASTERIO*           Principal Accounting Officer
------------------------
Kimberley H. Monasterio            Dated: May 30, 2002

FRANK T. CROHN*                    Trustee
---------------
Frank T. Crohn                     Dated: May 30, 2002

CHARLES RUBENS, II*                Trustee
-------------------
Charles Rubens, II                 Dated: May 30, 2002

LEONARD RUBIN*                     Trustee
--------------
Leonard Rubin                      Dated: May 30, 2002


*By /s/ DAVID P. GOSS
    David P. Goss, Attorney-in-Fact
    (Pursuant to Power of Attorney previously filed)

                        FRANKLIN VALUE INVESTORS TRUST
                            REGISTRATION STATEMENT
                                EXHIBITS INDEX

EXHIBIT NO.       DESCRIPTION                               LOCATION

EX-99.(a)(i)      Agreement and Declaration of Trust           *
                  dated September 11, 1989

EX-99.(a)(ii)     Certificate of Amendment of Agreement        *
                  and Declaration of Trust of Franklin
                  Balance Sheet Investment Fund dated
                  September 21, 1995

EX-99.(b)(i)      By-Laws                                      *

EX-99.(d)(i)      Management Agreement between Registrant      *
                  on behalf of Franklin Balance Sheet
                  Investment Fund and Franklin Advisory
                  Services, LLC, dated April 1, 1999

EX-99.(d)(ii)     Management Agreement between Registrant      *
                  on behalf of Franklin MicroCap Value
                  Fund and Franklin Advisory Services,
                  LLC, dated April 1, 1999

EX-99.(d)(iii)    Management Agreement between Registrant      *
                  on behalf of Franklin Small Cap Value
                  Fund and Franklin Advisory Services,
                  LLC, dated April 1, 1999

EX-99.(d)(iv)     Investment Advisory Agreement dated          *
                  June 1, 2000 between Registrant on
                  behalf of Franklin Large Cap Value Fund
                  and Franklin Advisory Service, LLC

EX-99.(e)(i)      Amended and Restated Distribution            *
                  Agreement between Registrant and
                  Franklin/Templeton Distributors, Inc.,
                  dated October 31, 2000

EX-99.(e)(ii)     Forms of Dealer Agreements between           *
                  Franklin/Templeton Distributors, Inc.
                  and Securities Dealers dated March 1,
                  1998

EX-99.(g)(i)      Master Custody Agreement between             *
                  Registrant and Bank of New York dated
                  February 16, 1996

EX-99.(g)(ii)     Amendment dated May 7, 1997 to Master        *
                  Custody Agreementbetween Registrant and
                  Bank of New York dated February 16, 1996

EX-99.(g)(iii)    Amendment dated February 27, 1998 to         *
                  the Master Custody Agreement between
                  Registrant and Bank of New York dated
                  February 16, 1996

EX-99 (g)(iv)     Amendment dated May 1, 2001, to Exhibit   Attached
                  A of the Master Custody Agreement
                  between Registrant and Bank of
                  New York dated February 16, 1996

EX-99 (g)(v)      Amendment dated May 16, 2001, to the         *
                  Master Custody Agreement between
                  Registrant and Bank of New York dated
                  February 16, 1996

EX-99.(g)(vi)     Amended and Restated Foreign Custody         *
                  Manager Agreement between Registrant
                  and Bank of New York dated May 16, 2001

EX-99 (g)(vii)    Terminal Link Agreement between              *
                  Registrant and Bank of New York dated
                  February 16, 1996

EX-99.(h)(i)      Subcontract for Fund Administrative          *
                  Services dated January 1, 2001 between
                  Franklin Advisory Services, LLC, and
                  Franklin Templeton Services, LLC

EX-99.(h)(ii)     Administration Agreement between dated       *
                  January 1, 2001 between Registrant on
                  behalf of Franklin Large Cap Value Fund
                  and Franklin Templeton Services, LLC

EX-99.(i)(i)      Opinion and Consent of counsel dated         *
                  December 14, 1998

EX-99.(j)(i)      Consent of Independent Auditors           Attached

EX-99.(l)(i)      Letter of Understanding relating to          *
                  Initial Capital of Franklin Balance
                  Sheet Investment Fund dated November
                  17, 1989

EX-99.(l)(ii)     Letter of Understanding relating to          *
                  Initial Capital of Franklin MicroCap
                  Value Fund dated November 29, 1995

EX-99.(l)(iii)    Letter of Understanding relating to          *
                  Initial Capital of Franklin Small Cap
                  Value Fund

EX-99.(l)(iv)     Letter of Understanding relating to          *
                  Initial Capital of Franklin Small Cap
                  Value Fund - Class C dated August 30,
                  1996

EX-99.(l)(v)      Letter of Understanding relating to          *
                  Initial Capital of Franklin Large Cap
                  Value Fund dated May 30, 2000

EX-99.(m)(i)      Amended and Restated Distribution Plan       *
                  between Franklin Balance Sheet
                  Investment Fund and Franklin/Templeton
                  Distributors, Inc., pursuant to Rule
                  12b-1 dated July 1, 1993

EX-99.(m)(ii)     Distribution Plan pursuant to Rule           *
                  12b-1 between Franklin Value Investors
                  Trust on behalf of Franklin MicroCap
                  Value Fund and Franklin/Templeton
                  Distributors, Inc., dated December
                  12, 1995

EX-99.(m)(iii)    Class A Distribution Plan Pursuant to        *
                  Rule 12b-1 between Franklin Value Investors
                  Trust on behalf of Franklin Small Cap
                  Value Fund and Franklin/Templeton
                  Distributors, Inc., dated March 11, 1996

EX-99.(m)(iv)     Class A Distribution Plan pursuant to        *
                  Rule 12b-1 between Franklin Value
                  Investors Trust on behalf of Franklin
                  Large Cap Value Fund and Franklin
                  Templeton Distributors, Inc. dated June
                  1, 2000

EX-99.(m)(v)      Class B Distribution Plan pursuant to        *
                  Rule 12b-1 between Franklin Value
                  Investors Trust on behalf of Franklin
                  Small Cap Value Fund and Franklin/
                  Templeton Distributors, Inc. dated
                  October 16, 1998

EX-99.(m)(vi)     Class B Distribution Plan pursuant to        *
                  Rule 12b-1 between Franklin Value
                  Investors Trust on behalf of Franklin
                  Large Cap Value Fund and Franklin
                  Templeton Distributors, Inc. dated June
                  1, 2000

EX-99.(m)(vii)    Class B Distribution Plan Pursuant to        *
                  Rule 12b-1 between Franklin Value
                  Investors Trust on behalf of Franklin
                  Balance Sheet Investment Fund and
                  Franklin/Templeton Distributors, Inc.
                  dated March 1, 2001

EX-99.(m)(viii)   Class C Distribution Plan Pursuant to        *
                  Rule 12b-1 between Franklin Value
                  Investors Trust on behalf of Franklin
                  Balance Sheet Investment Fund and
                  Franklin/Templeton Distributors, Inc.
                  dated March 1, 2001

EX-99.(m)(ix)     Class C Distribution Plan pursuant to        *
                  Rule 12b-1 between Franklin Value
                  Investors Trust on behalf of Franklin
                  Large Cap Value and Franklin Value Fund
                  and Franklin Templeton Distributors, Inc.
                  dated October 31, 2000

EX-99.(m)(x)      Class R Distribution Plan for Franklin       *
                  Balance Sheet Investment Fund  dated
                  January 1, 2002

EX-99.(m)(xi)     Form of Class R Distribution Plan for     Attached
                  Franklin Large Cap Value Fund and Small
                  Cap Value Fund

EX-99.(n)(i)      Multiple Class Plan for Franklin             *
                  MicroCap Value Fund dated June 12, 1996

EX-99.(n)(ii)     Multiple Class Plan for Franklin Small    Attached
                  Cap Value Fund dated May 10, 2002

EX-99.(n)(iii)    Multiple Class Plan for Franklin Large    Attached
                  Cap Value Fund dated May 10, 2002

EX-99.(n)(iv)     Multiple Class Plan for Franklin             *
                  Balance Sheet Investment Fund dated
                  October 8, 2001

EX-99.(p)(i)      Code of Ethics dated December, 2001       Attached

EX-99.(q)(i)      Power of Attorney dated February 24,         *
                  2000

*Incorporated by Reference